OTHER OPERATING (LOSSES) GAINS - Summary of Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Gain (loss) on cancellation of newbuilding contracts	$ 0	$ 0	$ (2,772)
Gain (loss) on lease termination	10,324	2,379	89
Gain (loss) on pool arrangements	(118)	2	0
Other operating (losses) gains	$ 10,206	$ 2,381	$ (2,683)